Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	12 Months Ended	15 Months Ended	27 Months Ended	39 Months Ended	51 Months Ended	63 Months Ended	75 Months Ended	87 Months Ended
	May 17, 2018	Aug. 31, 2018	Aug. 31, 2025	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
Multi-Manager International Equity Strategies Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name			Institutional Class
Accumulated Value	$ 10,000	$ 9,670		$ 9,135	$ 10,353	$ 13,262	$ 10,124	$ 12,457	$ 14,784	$ 16,974
MSCI EAFE Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index (Net)
Accumulated Value	$ 10,000	$ 9,635		$ 9,321	$ 9,893	$ 12,477	$ 10,006	$ 11,800	$ 14,089	$ 16,043